UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Class A Ordinary Shares [Member]		Class B Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Merger Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2023			[1]		[1]	$ 3,151	$ 1,113	$ 5,981	$ 13	$ 10,258
Shares, Outstanding, Beginning Balance at Dec. 31, 2023	[2]	7,985,644		16,514,981
Net income								1,334		1,334
Foreign currency translation adjustment											[3]
Ending balance, value at Jun. 30, 2024		$ 0	[1]	$ 0	[1]	3,151	1,113	7,315	13	11,592
Shares, Outstanding, Ending Balance at Jun. 30, 2024	[2]	7,985,644		16,514,981
Beginning balance, value at Dec. 31, 2024			[1]		[1]	3,151	1,113	2,452	11	6,727
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	[2]	7,985,644		16,514,981
Net income								41		41
Foreign currency translation adjustment									(7)	(7)
Ending balance, value at Jun. 30, 2025			[1]		[1]	$ 3,151	$ 1,113	$ 2,493	$ 4	$ 6,761
Shares, Outstanding, Ending Balance at Jun. 30, 2025	[2]	7,985,644		16,514,981

[1]	Denotes amount less than US$1,000
[2]	Retroactively restated for the effect of re-classification and re-designation of the authorized share capital (see Note 11).
[3]	Denotes amount less than US$1,000